SCHEDULE OF INCOME TAXES USING THE ASSETS AND LIABILITY METHOD OF ACCOUNTING (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income loss, book value	$ (2,975,857)	$ (1,932,194)
Income loss, Tax value	(625,586)	(405,761)
Stock/options issued for services, book value		26,500
Stock/options issued for services, Tax value		5,565
Depreciation and amortization, book value	493,073	57,516
Depreciation and amortization, tax value	103,545	12,078
Tax income loss, book value	(2,482,784)	(1,848,178)
Tax income loss, tax value	(522,041)	(388,117)
Prior year net operating loss, book value	(1,848,178)
Prior year net operating loss, tax value	(388,117)
Cumulative net operating loss, book value	(4,330,962)	(1,848,178)
Cumulative net operating loss, tax value	$ (910,158)	$ (388,117)